Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2012
Registrant Name	dei_EntityRegistrantName	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	dei_EntityCentralIndexKey	0001141819
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov. 30, 2012
Performance Trust Total Return Bond Fund (Prospectus Summary) | Performance Trust Total Return Bond Fund | Performance Trust Total Return Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTIAX
Performance Trust Municipal Bond Fund (Prospectus Summary) | Performance Trust Municipal Bond Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTIMX
Performance Trust Municipal Bond Fund (Prospectus Summary) | Performance Trust Municipal Bond Fund | Retail Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTRMX